Quarterly Holdings Report
for
Fidelity Freedom® 2055 Fund
June 30, 2023
FF55-NPRT1-0823
1.927051.112
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $14,465,994)	14,520,000	14,471,443

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	16,077,626	166,724,977
Fidelity Series Blue Chip Growth Fund (c)	33,172,513	463,088,276
Fidelity Series Commodity Strategy Fund (c)	695,584	67,332,523
Fidelity Series Growth Company Fund (c)	47,271,126	863,170,762
Fidelity Series Intrinsic Opportunities Fund (c)	13,820,950	170,135,893
Fidelity Series Large Cap Stock Fund (c)	42,583,133	804,821,217
Fidelity Series Large Cap Value Index Fund (c)	17,389,154	251,621,056
Fidelity Series Opportunistic Insights Fund (c)	29,875,146	512,956,252
Fidelity Series Small Cap Core Fund (c)	137,451	1,411,624
Fidelity Series Small Cap Discovery Fund (c)	6,717,049	72,745,638
Fidelity Series Small Cap Opportunities Fund (c)	18,867,509	243,013,512
Fidelity Series Stock Selector Large Cap Value Fund (c)	44,637,740	561,542,773
Fidelity Series Value Discovery Fund (c)	33,891,181	502,267,304
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,172,196,737)		4,680,831,807

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	19,234,728	274,287,226
Fidelity Series Emerging Markets Fund (c)	28,628,318	237,901,321
Fidelity Series Emerging Markets Opportunities Fund (c)	61,993,401	1,050,788,149
Fidelity Series International Growth Fund (c)	43,845,869	720,387,628
Fidelity Series International Small Cap Fund (c)	11,763,013	190,913,699
Fidelity Series International Value Fund (c)	65,359,218	722,872,950
Fidelity Series Overseas Fund (c)	57,470,242	720,676,837
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,663,259,824)		3,917,827,810

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,000,845	7,906,679
Fidelity Series Emerging Markets Debt Fund (c)	6,202,631	45,899,473
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,642,771	15,442,050
Fidelity Series Floating Rate High Income Fund (c)	933,057	8,360,189
Fidelity Series High Income Fund (c)	5,798,007	47,485,679
Fidelity Series International Credit Fund (c)	207,340	1,598,594
Fidelity Series Investment Grade Bond Fund (c)	322,686	3,210,724
Fidelity Series Long-Term Treasury Bond Index Fund (c)	88,795,098	534,546,487
Fidelity Series Real Estate Income Fund (c)	1,345,753	12,892,315
TOTAL BOND FUNDS (Cost $834,509,754)		677,342,190

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	11,519,884	11,522,188
Fidelity Series Government Money Market Fund 5.17% (c)(e)	106,742,614	106,742,614
Fidelity Series Short-Term Credit Fund (c)	109,663	1,053,859
TOTAL SHORT-TERM FUNDS (Cost $119,315,750)		119,318,661

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,803,748,059)	9,409,791,911
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,026,490)
NET ASSETS - 100.0%	9,407,765,421

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,865	Sep 2023	209,375,391	(3,534,556)	(3,534,556)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,126	Sep 2023	227,681,313	(3,509,621)	(3,509,621)

TOTAL PURCHASED					(7,044,177)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	330	Sep 2023	74,056,125	(2,294,209)	(2,294,209)
ICE MSCI EAFE Index Contracts (United States)	446	Sep 2023	48,067,650	(356,720)	(356,720)
ICE MSCI Emerging Markets Index Contracts (United States)	1,654	Sep 2023	82,526,330	747,525	747,525

TOTAL SOLD					(1,903,404)

TOTAL FUTURES CONTRACTS					(8,947,581)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,947,202.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	14,945,316	64,973,556	68,396,684	193,106	-	-	11,522,188	0.0%
Total	14,945,316	64,973,556	68,396,684	193,106	-	-	11,522,188

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,029,591	288,974	239,227	1,190	(5,080)	(167,579)	7,906,679
Fidelity Series All-Sector Equity Fund	157,966,353	4,604,482	11,253,327	-	(509,251)	15,916,720	166,724,977
Fidelity Series Blue Chip Growth Fund	435,056,778	17,434,485	60,094,233	-	(4,886,678)	75,577,924	463,088,276
Fidelity Series Canada Fund	257,090,115	15,704,927	8,715,730	-	1,171,027	9,036,887	274,287,226
Fidelity Series Commodity Strategy Fund	61,695,845	8,775,900	1,550,390	-	(47,566)	(1,541,266)	67,332,523
Fidelity Series Emerging Markets Debt Fund	43,768,605	2,994,080	1,165,054	670,088	(51,606)	353,448	45,899,473
Fidelity Series Emerging Markets Debt Local Currency Fund	14,934,145	489,234	423,781	-	9,297	433,155	15,442,050
Fidelity Series Emerging Markets Fund	157,524,461	77,464,088	1,891,299	-	181,637	4,622,434	237,901,321
Fidelity Series Emerging Markets Opportunities Fund	1,053,125,487	-	32,537,465	-	(4,084,412)	34,284,539	1,050,788,149
Fidelity Series Floating Rate High Income Fund	8,048,498	471,295	242,153	183,510	1,380	81,169	8,360,189
Fidelity Series Government Money Market Fund 5.17%	88,928,171	33,013,283	15,198,840	1,137,160	-	-	106,742,614
Fidelity Series Growth Company Fund	811,633,743	26,204,077	95,230,896	-	(2,428,116)	122,991,954	863,170,762
Fidelity Series High Income Fund	44,061,650	4,457,407	1,103,141	679,029	(3,444)	73,207	47,485,679
Fidelity Series International Credit Fund	1,615,233	12,249	14,285	12,249	(18)	(14,585)	1,598,594
Fidelity Series International Growth Fund	679,340,358	29,523,078	16,341,620	-	2,038,391	25,827,421	720,387,628
Fidelity Series International Small Cap Fund	185,459,194	7,357,523	4,476,157	-	288,399	2,284,740	190,913,699
Fidelity Series International Value Fund	677,557,902	36,982,719	20,829,923	-	1,600,585	27,561,667	722,872,950
Fidelity Series Intrinsic Opportunities Fund	163,911,059	7,075,174	8,005,672	-	(271,835)	7,427,167	170,135,893
Fidelity Series Investment Grade Bond Fund	1,834,966	1,564,674	129,850	30,473	(1,518)	(57,548)	3,210,724
Fidelity Series Large Cap Stock Fund	762,176,869	22,294,021	33,803,483	-	3,386,665	50,767,145	804,821,217
Fidelity Series Large Cap Value Index Fund	238,812,177	12,733,543	10,168,877	-	783,432	9,460,781	251,621,056
Fidelity Series Long-Term Treasury Bond Index Fund	511,393,818	51,092,188	11,926,484	3,853,302	187,489	(16,200,524)	534,546,487
Fidelity Series Opportunistic Insights Fund	483,716,624	14,151,632	33,282,366	-	(244,717)	48,615,079	512,956,252
Fidelity Series Overseas Fund	678,676,663	30,506,553	19,380,048	-	2,462,584	28,411,085	720,676,837
Fidelity Series Real Estate Income Fund	14,743,766	760,568	2,723,670	239,723	(244,118)	355,769	12,892,315
Fidelity Series Short-Term Credit Fund	959,391	108,567	9,379	7,103	205	(4,925)	1,053,859
Fidelity Series Small Cap Core Fund	-	1,359,030	12,362	832	379	64,577	1,411,624
Fidelity Series Small Cap Discovery Fund	69,550,259	4,733,728	4,564,700	159,532	(561,206)	3,587,557	72,745,638
Fidelity Series Small Cap Opportunities Fund	233,794,878	10,636,001	14,089,432	-	73,653	12,598,412	243,013,512
Fidelity Series Stock Selector Large Cap Value Fund	532,194,821	26,130,262	21,529,590	-	1,073,939	23,673,341	561,542,773
Fidelity Series Value Discovery Fund	474,885,311	29,070,383	16,121,403	-	796,592	13,636,421	502,267,304
	8,852,486,731	477,994,125	447,054,837	6,974,191	716,089	499,656,172	9,383,798,280

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.